Note 9 - Deposits (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Time Deposits, at or Above FDIC Insurance Limit	$ 33,419	$ 74,900
Related Party Deposit Liabilities	$ 29,200